NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	May 31, 2019
Navy Capital Debenture 1 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 4,000,000	$ 4,000,000
Interest rate	8.00%	8.00%
Dated	Oct. 31, 2018	Oct. 31, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Discount recorded	$ 3,254,896	$ 3,254,896
Discount	813,724	1,084,965	$ 632,896
Accrued interest	$ 270,268	$ 344,962	191,363
Convertible	The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.	The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years	3 years
Transferred	$ 82,688	$ 370,057	134,400
Navy Capital Debenture 2 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 1,000,000	$ 1,000,000
Interest rate	8.00%	8.00%
Dated	Oct. 31, 2018	Oct. 31, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Discount recorded	$ 813,724	$ 813,724
Discount	203,431	271,241	158,224
Accrued interest	$ 67,567	$ 86,240	47,841
Convertible	The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.	The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years	3 years
Transferred	$ 20,672	$ 92,514	33,600
Murray FA Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 100,000	$ 100,000
Interest rate	8.00%	8.00%
Dated	Oct. 24, 2018	Oct. 24, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Discount recorded	$ 75,415	$ 75,415
Discount	18,854	25,138	14,664
Accrued interest	$ 2,252	$ 8,638	4,945
Convertible	The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.	The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years	3 years
Transferred	$ 2,070	$ 9,117	3,496
Darling Capital Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 532,000	$ 532,000
Interest rate	8.00%	8.00%
Dated	Oct. 25, 2018	Oct. 25, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Discount recorded	$ 416,653	$ 416,653
Discount	104,163	138,884	81,016
Accrued interest	$ 35,947	$ 45,942	26,185
Convertible	The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.	The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years	3 years
Transferred	$ 11,010	$ 48,623	18,478
Sabharwal Debenture [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 150,000	$ 150,000
Interest rate	8.00%	8.00%
Dated	Oct. 26, 2018	Oct. 26, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Discount recorded	$ 120,100	$ 120,100
Discount	30,025	40,033	23,353
Accrued interest	$ 10,135	$ 12,950	7,348
Convertible	The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.	The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years	3 years
Transferred	$ 3,104	$ 13,743	5,176
Srinivasan Debenture 6 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 75,000	$ 75,000
Interest rate	8.00%	8.00%
Dated	Oct. 26, 2018	Oct. 26, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Discount recorded	$ 60,049	$ 60,049
Discount	15,012	20,019	11,674
Accrued interest	$ 5,067	$ 6,475	3,674
Convertible	The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10	The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10
matures	3 years	3 years
Transferred	$ 1,552	$ 6,871	2,588
US Convertible Debenture 7 [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 12,012,000	$ 12,012,000
Interest rate	8.00%	8.00%
Dated	Dec. 12, 2018	Dec. 12, 2018
Conversion rate (in Dollars per share)	$ 0.80	$ 0.80
Accrued interest	$ 806,442	$ 1,025,549	458,759
Convertible	The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.	The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years	3 years
Transferred	$ 212,601	$ 984,300	$ 291,249
Converted	$ 25,857	$ 25,857
Converted shares (in Shares)	32,321	32,321
Converted, warrants (in Shares)	16,160	16,160